SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 307,746	$ 299,598	$ 47,198
Principal payment of financial lease	[1]	101,965	$ 66,075	271,843
Leasing for PPE acquisition		$ 0		$ 1,429,713

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.